Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares $ / shares in Thousands	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred shares , no par value	$ 0	$ 0
Preferred shares, shares issued (in shares)	96,000	96,000
Preferred shares, outstanding (in shares)	96,000	96,000
Common shares, no par value	$ 0	$ 0
Common shares, issued (in shares)	67,106,104	63,566,403
Common shares, outstanding (in shares)	67,106,104	63,566,403